Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets
GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS
Goodwill
Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2017 and 2016 are provided in the following table.

(Dollars in thousands)	IBERIABANK	Mortgage	LTC	Total
Balance, December 31, 2015	$696,260	$23,178	$5,165	$724,603
Goodwill adjustments during the year	2,253	—	—	2,253
Balance, December 31, 2016	$698,513	$23,178	$5,165	$726,856
Goodwill acquired during the year (preliminary allocation)	462,046	—	—	462,046
Balance, December 31, 2017	$1,160,559	$23,178	$5,165	$1,188,902

On July 31, 2017, the Company completed its acquisition of Sabadell United. In connection with the acquisition, the Company has recorded $462.0 million of goodwill based on preliminary fair value estimates. See Note 3 for additional information regarding this acquisition. The goodwill adjustments during 2016 were the result of the finalization of fair value estimates related to the 2015 acquisitions of Florida Bank Group, Old Florida, and Georgia Commerce during the respective measurement periods.
The Company performed the required annual goodwill impairment test as of October 1, 2017. The Company’s annual impairment test did not indicate impairment in any of the Company’s reporting units as of the testing date. Following the testing date, management evaluated the events and changes that could indicate that goodwill might be impaired and concluded that a subsequent test was not necessary.
Title Plant
The Company held title plant assets recorded in “other intangible assets” on the Company's consolidated balance sheets totaling $6.7 million at both December 31, 2017 and 2016. No events or changes in circumstances occurred during 2017 to suggest the carrying value of the title plant was not recoverable.
Intangible assets subject to amortization
In connection with the acquisition of Sabadell United, the Company recorded $66.6 million of core deposit intangible assets. Core deposit intangible assets are subject to amortization over a ten year period. See Note 3 for additional information regarding the acquired core deposit intangible assets. Definite-lived intangible assets had the following carrying values included in “other intangible assets” on the Company’s consolidated balance sheets as of December 31:

	2017			2016
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangible assets	$127,957	$(51,971)	$75,986	$74,001	$(52,165)	$21,836
Customer relationship intangible asset	1,143	(996)	147	1,348	(1,064)	284
Non-compete agreement	63	(39)	24	63	(22)	41
Total	$129,163	$(53,006)	$76,157	$75,412	$(53,251)	$22,161

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2015	$7,811
2016	8,415
2017	12,590

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2018	$18,415
2019	14,900
2020	11,771
2021	7,988
2022	5,903
2023 and thereafter	17,180